Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Jan. 31, 2013	Nov. 14, 2007 Braun Hummel Lawsuit [Member]	Oct. 13, 2006 Braun Hummel Lawsuit [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period			$ 78
Litigation settlement, gross		188
Rate of post-judgment interest accrual		6.00%
Foreign Corrupt Practices Act Related Expenses	$ 157